Right of use assets - (Details 3) ₨ in Thousands	Mar. 31, 2020 INR (₨)
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 1,594,857
Less than one year
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	337,569
One to five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	614,808
More than five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 642,480